Commitments and Contingencies (Details) - Schedule of capital expenditure commitments	Dec. 31, 2022 USD ($)
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	$ 231,112	[1]
Operating lease commitments	5,321,663	[2]
Purchase commitments	3,079,373	[3]
Total	8,632,148
Less than 1 year [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	231,112	[1]
Operating lease commitments	2,575,022	[2]
Purchase commitments	3,079,373	[3]
Total	5,885,507
1-2 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments		[1]
Operating lease commitments	1,590,492	[2]
Purchase commitments		[3]
Total	1,590,492
3-5 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments		[1]
Operating lease commitments	1,156,149	[2]
Purchase commitments		[3]
Total	1,156,149
More than 5 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments		[1]
Operating lease commitments		[2]
Purchase commitments		[3]
Total

[1]	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which will expire in August 2023.
[2]	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.
[3]	AI Hong Kong entered into various purchase agreements with Shenzhen Intelligent Guardforce Robot Technology Co., Limited and Shenzhen Kewei Robot Technology Co., Ltd. to establish mutual contractual obligations for future purchases of robots. These agreements do not contain the scheduled delivery dates. As of the date of this report, the Company is not intent to execute these agreements until the inventories on hand are being sold.